UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21463

Columbus Funds, Inc.

(Exact name of registrant as specified in charter)

227 Washington Street

Columbus, IN 47202

(Address of principal executive offices)(Zip code)

David B. McKinney

Columbus Funds, Inc.

227 Washington Street

Columbus, IN 47202

(Name and address of agent for service)

Copies to:

Scott A. Moehrke

Kirkland & Ellis LLP

200 East Randolph Drive

Chicago, IL 60601

Registrant's telephone number, including area code: (812)372-6606

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments

Columbus Funds, Inc.

Schedule of Investments

December 31, 2006 (Unaudited)

Columbus Core Fund

Schedule of Investments - As of December 31, 2006

(Unaudited)

Principal
Amount	Value

	Asset Backed Securities - 11.6%
$70,000	AmeriCredit Automobile Receivables Trust (d)
	5.61%, 3/8/2010	$70,103
125,000	Bank One Issuance Trust (c) (d)
	5.39%, 2/16/2010	125,038
205,000	Capital One Auto Finance Trust (d)
	5.53%, 5/15/2009	205,168
105,000	Carmax Auto Owner Trust (d)
	5.29%, 6/15/2009	105,000
105,000	Caterpillar Financial Asset Trust (d)
	5.59%, 2/25/2009	105,119
270,000	Chase Credit Card Master Trust (c) (d)
	5.39%, 9/15/2009	270,056
120,000	Chase Issuance Trust (c) (d)
	5.37%, 7/15/2010	120,047
155,175	CIT Equipment Collateral (d)
	4.12%, 8/20/2008	154,320
260,000	Citibank Credit Card Issuance Trust (c) (d)
	5.42%, 10/15/2009	260,140
72,459	CNH Equipment Trust (d)
	5.39%, 10/5/2007	72,469
130,000	Ford Credit Auto Owner Trust (d)
	5.42%, 7/15/2009	130,079
205,000	GS Auto Loan Trust (d)
	5.47%, 2/15/2009	205,169
55,000	Hertz Vehicle Financing LLC - 144A (b)
	5.08%, 11/25/2011 (Acquired 12/15/05, Cost $54,991)	54,652
13,521	Keystone Owner Trust - 144A (b)
	7.53%, 5/25/2025 (Acquired Multiple Dates, Cost $13,805)	13,470
59,359	Mid-State Trust
	4.86%, 7/15/2038	57,096
75,000	Nissan Auto Receivables Owner Trust (d)
	5.52%, 1/15/2009	75,112
100,000	SLM Student Loan Trust (c) (d)
	5.34%, 4/25/2012	99,963
39,480	SLM Student Loan Trust (c) (d)
	5.40%, 1/27/2014	39,479
260,000	Target Credit Card Master Trust (c) (d)
	5.49%, 6/27/2011	260,185
56,309	USAA Auto Owner Trust (d)
	5.34%, 12/13/2007	56,304
25,837	USAA Auto Owner Trust (d)
	5.03%, 11/17/2008	25,817
220,000	USAA Auto Owner Trust (d)
	5.47%, 4/15/2009	220,243
35,003	Volkswagen Auto Lease Trust (d)
	5.52%, 8/20/2007	35,018
	Total Asset Backed Securities
	(Cost $2,760,452)	2,760,047

Columbus Core Fund

Schedule of Investments - As of December 31, 2006

(Unaudited)

Principal
Amount	Value

	Collateralized Mortgage Obligations - 22.0%
$160,000	Banc of America Commercial Mortgage, Inc.
	4.05%, 11/10/2038	$153,469
235,000	Banc of America Commercial Mortgage, Inc.
	5.00%, 10/10/2045	233,104
80,000	Banc of America Commercial Mortgage, Inc.
	5.17%, 9/10/2047	79,860
13,334	Capco America Securitization Corp. (d)
	5.86%, 10/15/2030	13,321
211,268	Commercial Mortgage Pass Through Certificates
	3.25%, 6/10/2038	200,037
39,002	CS First Boston Mortgage Securities Corp.
	5.00%, 9/25/2015	38,614
13,631	CS First Boston Mortgage Securities Corp. (d)
	7.00%, 2/25/2033	13,631
77,975	CS First Boston Mortgage Securities Corp. (d)
	2.08%, 5/15/2038	75,968
57,368	Fannie Mae Grantor Trust
	7.00%, 11/25/2043	59,119
31,947	Fannie Mae REMICS (d)
	3.50%, 4/25/2011	31,707
36,419	Fannie Mae REMICS (d)
	3.50%, 4/25/2011	36,144
36,830	Fannie Mae REMICS (d)
	5.00%, 11/25/2012	36,677
270,540	Fannie Mae REMICS
	4.00%, 8/25/2018	260,498
238,516	Fannie Mae REMICS
	4.25%, 4/25/2019	230,174
53,328	Fannie Mae REMICS (d)
	3.50%, 10/25/2021	52,702
273,943	Fannie Mae REMICS
	4.50%, 8/25/2026	270,375
89,521	Fannie Mae REMICS (c) (d)
	5.05%, 11/25/2028	89,641
127,064	Fannie Mae REMICS
	4.50%, 3/25/2033	122,656
60,241	Fannie Mae REMICS
	5.00%, 3/25/2034	59,287
43,395	Fannie Mae Whole Loan (d)
	5.50%, 11/25/2033	43,139
65,000	Fannie Mae-Aces (d)
	6.74%, 8/25/2007	65,237
5,002	Freddie Mac (d)
	6.50%, 12/25/2008	5,000
189,396	Freddie Mac Reference REMIC
	4.38%, 4/15/2015	184,681
87,164	Freddie Mac REMICS
	3.00%, 11/15/2013	84,869
65,024	Freddie Mac REMICS (d)
	5.00%, 6/15/2015	64,688

Columbus Core Fund

Schedule of Investments - As of December 31, 2006

(Unaudited)

Principal
Amount	Value

$17,832	Freddie Mac REMICS
	4.50%, 3/15/2016	$17,671
106,894	Freddie Mac REMICS
	4.00%, 8/15/2017	102,973
7,418	Freddie Mac REMICS (d)
	4.00%, 1/15/2018	7,402
35,499	Freddie Mac REMICS (d)
	4.50%, 2/15/2020	35,324
36,607	Freddie Mac REMICS (d)
	5.50%, 12/15/2020	36,542
48,914	Freddie Mac REMICS (d)
	5.00%, 1/15/2021	48,726
56,110	Freddie Mac REMICS (d)
	3.50%, 11/15/2022	55,123
55,363	Freddie Mac REMICS (d)
	3.50%, 1/15/2023	54,782
13,553	Freddie Mac REMICS (d)
	4.50%, 5/15/2026	13,492
63,002	Freddie Mac REMICS
	4.50%, 11/15/2028	61,542
37,089	Freddie Mac REMICS
	4.50%, 9/15/2029	36,060
167,239	Freddie Mac REMICS
	4.50%, 2/15/2033	161,797
125,263	Freddie Mac REMICS
	4.50%, 8/15/2033	121,084
110,000	Freddie Mac REMICS
	5.00%, 9/15/2033	108,083
225,000	Freddie Mac REMICS
	5.00%, 6/15/2034	219,270
120,000	Freddie Mac REMICS
	4.50%, 3/15/2035	115,448
67,760	Freddie Mac REMICS
	5.00%, 2/15/2036	56,869
204,687	GMAC Commercial Mortgage Securities, Inc.
	3.34%, 5/10/2036	194,324
87,300	Government National Mortgage Association
	5.00%, 3/20/2035	79,301
155,000	Greenwich Capital Commercial Funding Corp.
	5.12%, 4/10/2037	154,449
50,000	LB-UBS Commercial Mortgage Trust
	4.89%, 9/15/2030	49,518
225,000	LB-UBS Commercial Mortgage Trust
	5.10%, 11/15/2030	224,168
52,341	MASTR Alternative Loans Trust
	4.50%, 7/25/2014	51,325
41,179	MASTR Asset Securitization Trust
	4.75%, 1/25/2014	40,568
11,931	MASTR Asset Securitization Trust (d)
	4.00%, 12/25/2033	11,870

Columbus Core Fund

Schedule of Investments - As of December 31, 2006

(Unaudited)

Principal
Amount	Value

$52,290	Merrill Lynch Mortgage Trust (d)
	4.93%, 7/12/2034	$52,062
77,737	Merrill Lynch/Countrywide Commercial Mortgage Trust
	4.71%, 7/12/2046	76,614
74,285	Morgan Stanley Capital I
	3.27%, 5/15/2040	71,273
15,940	Nomura Asset Acceptance Corp. (c) (d)
	5.45%, 8/25/2035	15,944
106,624	Wachovia Bank Commercial Mortgage Trust
	2.99%, 6/15/2035	99,999
126,950	Wachovia Bank Commercial Mortgage Trust - 144A (b)
	4.24%, 10/15/2035 (Acquired 9/26/2006, Cost $123,911)	123,472
221,933	Wells Fargo Mortgage Backed Securities Trust
	5.50%, 3/25/2036	221,207
	Total Collateralized Mortgage Obligations
	(Cost $5,231,165)	5,222,880

	Corporate Bonds - 13.7%
83,019	Alliance Pipeline US - 144A (b)
	4.59%, 12/31/2025 (Acquired 4/27/2006, Cost $76,750)	77,662
76,945	American Ref-Fuel Co. LLC - 144A (b)
	6.26%, 12/31/2015 (Acquired Multiple Dates, Cost $79,140)	75,723
50,000	Anadarko Petroleum Corp.
	5.95%, 9/15/2016	50,105
50,000	Anadarko Petroleum Corp.
	6.45%, 9/15/2036	50,525
30,000	Appalachian Power Co.
	4.40%, 6/1/2010	28,983
30,000	Appalachian Power Co.
	5.55%, 4/1/2011	30,038
55,000	AT&T Corp.
	7.30%, 11/15/2011	59,547
134,187	Burlington Northern and Sante Fe Railway Co.
	6.23%, 7/2/2018	139,735
142,282	Burlington Northern and Sante Fe Railway Co.
	4.58%, 1/15/2021	137,204
11,304	Burlington Northern RR Co.
	6.96%, 3/22/2009	11,465
40,000	CenterPoint Energy Resources Corp.
	6.50%, 2/1/2008	40,316
165,000	Commonwealth Edison Co.
	5.95%, 8/15/2016	166,815
69,000	Consumers Energy Co.
	4.40%, 8/15/2009	67,221
75,000	COX Communications, Inc.
	4.63%, 6/1/2013	70,571
53,000	Credit Suisse/London - 144A (b) (c)
	7.90%, 5/29/2049 (Acquired Multiple Dates, Cost $54,101)	53,425
85,000	DaimlerChrysler NA Holdings Corp.
	5.88%, 3/15/2011	85,320

Columbus Core Fund

Schedule of Investments - As of December 31, 2006

(Unaudited)

Principal
Amount	Value

$55,000	Deutsche Telekom International Finance BV
	8.25%, 6/15/2030	$67,614
60,000	Duke Energy Ohio, Inc.
	5.70%, 9/15/2012	60,563
78,000	Entergy Arkansas, Inc.
	5.00%, 7/1/2018	71,261
43,000	Entergy Gulf States, Inc.
	4.88%, 11/1/2011	41,350
5,000	Entergy Louisiana LLC
	5.50%, 4/1/2019	4,762
65,000	European Investment Bank
	4.88%, 2/15/2036	61,334
65,000	Florida Power Corp.
	4.50%, 6/1/2010	63,191
34,393	FPL Energy Virginia - 144A (b)
	7.52%, 6/30/2019 (Acquired 2/10/2006, Cost $36,951)	36,631
45,000	Gulfstream Natural Gas System LLC - 144A (b)
	5.56%, 11/1/2015 (Acquired Multiple Dates, Cost $45,310)	44,386
43,000	ICI Wilmington, Inc.
	4.38%, 12/1/2008	42,191
15,000	Indianapolis Power & Light Co. - 144A (b)
	6.30%, 7/1/2013 (Acquired 10/17/2006, Cost $15,549)	15,402
35,000	Indianapolis Power & Light Co. - 144A (b)
	6.05%, 10/1/2036 (Acquired 10/02/2006, Cost $34,775)	34,829
50,000	Jackson National Life Global Funding - 144A (b)
	5.13%, 2/10/2011 (Acquired 2/3/2006, Cost $49,959)	49,609
46,200	Kern River - 144A (b)
	4.89%, 4/30/2018 (Acquired Multiple Dates, Cost $44,940)	44,851
99,460	Kiowa Power Partners LLC - 144A (b)
	4.81%, 12/30/2013 (Acquired Multiple Dates, Cost $98,534)	95,865
84,000	New York Life Global Funding - 144A (b)
	3.88%, 1/15/2009 (Acquired Multiple Dates, Cost $83,421)	81,742
115,000	Northern Natural Gas - 144A (b)
	5.38%, 10/31/2012 (Acquired 4/5/2006, Cost $114,159)	113,978
51,000	Pacific Life GF - 144A (b)
	3.75%, 1/15/2009 (Acquired Multiple Dates, Cost $50,507)	49,614
38,500	Pemex Finance Ltd.
	9.69%, 8/15/2009	41,598
85,221	PF Export Receivables Master Trust - 144A (b)
	3.75%, 6/1/2013 (Acquired Multiple Dates, Cost $82,512)	79,873
50,000	Pricoa Global Funding - 144A (b) (c) (d)
	5.43%, 3/3/2009 (Acquired 3/1/2006, Cost $50,000)	50,047
71,000	Protective Life Secured Trusts
	4.00%, 10/7/2009	68,704
121,000	Public Service Co. of Colorado
	4.38%, 10/1/2008	119,049
80,000	Public Service Electric & Gas Co.
	5.00%, 1/1/2013	78,308
95,000	Residential Capital Corp.
	6.38%, 6/30/2010	96,106

Columbus Core Fund

Schedule of Investments - As of December 31, 2006

(Unaudited)

Principal
Amount	Value

$55,000	Residential Capital Corp.
	6.00%, 2/22/2011	$54,896
65,000	Southern California Edison Co. (c)
	5.47%, 2/2/2009	65,087
70,000	Southern Star Central Gas Pipeline, Inc. – 11A (b) 6.00%, 6/1/2016 (Acquired 4/6/2006, Cost $69,764)	70,438
135,000	Telecom Italia Capital SA
	6.20%, 7/18/2011	136,994
38,000	Telefonos de Mexico SA de CV
	4.50%, 11/19/2008	37,315
90,000	Texas Gas Transmission LLC
	4.60%, 6/1/2015	83,398
101,820	Union Pacific Corp.
	5.40%, 7/2/2025	101,476
55,000	Westar Energy, Inc.
	6.00%, 7/1/2014	56,303
	Total Corporate Bonds
	(Cost $3,293,694)	3,263,420

	Mortgage Backed Securities - 30.1%
325,000	Fannie Mae Pool 15 YR TBA (a)
	5.50%, 1/15/2022	324,899
510,000	Fannie Mae Pool 15 YR TBA (a)
	6.00%, 1/15/2022	517,012
510,000	Fannie Mae Pool 30 YR TBA (a)
	5.00%, 1/15/2037	492,309
510,000	Fannie Mae Pool 30 YR TBA (a)
	5.50%, 1/15/2037	503,944
129,824	Fannie Mae Pool
	4.13%, 1/1/2010	125,671
366,000	Fannie Mae Pool
	4.75%, 11/1/2012	355,718
31,787	Fannie Mae Pool
	4.50%, 2/1/2013	31,160
131,257	Fannie Mae Pool
	4.50%, 6/1/2013	128,602
65,525	Fannie Mae Pool
	5.00%, 6/1/2013	64,968
38,199	Fannie Mae Pool
	5.00%, 6/1/2013	37,875
63,172	Fannie Mae Pool
	4.50%, 7/1/2013	61,886
81,037	Fannie Mae Pool
	3.81%, 8/1/2013	75,574
61,793	Fannie Mae Pool
	4.22%, 8/1/2013	58,775
35,522	Fannie Mae Pool
	5.00%, 8/1/2013	35,220
80,402	Fannie Mae Pool
	4.00%, 9/1/2013	77,759

Columbus Core Fund

Schedule of Investments - As of December 31, 2006

(Unaudited)

Principal
Amount	Value

$35,758	Fannie Mae Pool
	4.50%, 10/1/2014	$34,955
58,433	Fannie Mae Pool
	4.66%, 2/1/2015	56,533
159,928	Fannie Mae Pool
	5.00%, 2/1/2015	158,455
98,841	Fannie Mae Pool
	5.50%, 3/1/2016	98,970
73,288	Fannie Mae Pool
	5.00%, 4/1/2016	72,613
83,426	Fannie Mae Pool
	5.50%, 4/1/2016	83,674
372,951	Fannie Mae Pool
	5.00%, 12/1/2017	366,558
34,220	Fannie Mae Pool
	4.50%, 6/1/2018	33,006
182,451	Fannie Mae Pool
	4.50%, 9/1/2018	176,439
112,781	Fannie Mae Pool
	4.50%, 6/1/2019	108,782
64,155	Fannie Mae Pool
	7.00%, 9/1/2032	65,845
62,097	Fannie Mae Pool
	4.55%, 10/1/2033	56,015
98,391	Fannie Mae Pool
	7.00%, 11/1/2036	100,994
69,949	Fannie Mae Pool
	7.00%, 11/1/2036	71,800
169,280	Fannie Mae Pool
	7.00%, 12/1/2036	173,759
1,280,000	Freddie Mac Gold Pool 30 YR TBA (a)
	5.00%, 1/15/2037	1,234,800
510,000	Freddie Mac Gold Pool 30 YR TBA (a)
	6.50%, 1/15/2037	519,402
58,303	Freddie Mac Gold Pool
	4.00%, 5/1/2014	56,334
150,379	Freddie Mac Gold Pool
	5.00%, 10/1/2014	149,273
147,936	Freddie Mac Gold Pool
	4.00%, 1/1/2015	142,591
118,078	Freddie Mac Gold Pool
	5.00%, 3/1/2015	117,210
147,908	Freddie Mac Gold Pool
	5.00%, 7/1/2015	146,788
31,419	Freddie Mac Gold Pool
	5.00%, 7/1/2015	31,110
97,071	Freddie Mac Gold Pool
	5.00%, 4/1/2016	95,898
68,563	Freddie Mac Gold Pool
	4.00%, 5/1/2019	64,607

Columbus Core Fund

Schedule of Investments - As of December 31, 2006

(Unaudited)

Principal
Amount	Value

$51,547	Freddie Mac Gold Pool
	6.50%, 5/1/2035	$52,611
	Total Mortgage Backed Securities
	(Cost $7,221,568)	7,160,394

	Foreign Government Bonds - 0.5%
130,000	Province of Quebec Canada
	5.00%, 3/1/2016	128,228
	Total Foreign Government Bonds
	(Cost $129,042)	128,228

	U.S. Government Agencies - 4.1%
105,000	Egypt Government AID Bonds
	4.45%, 9/15/2015	101,463
725,000	Federal Home Loan Bank System
	5.13%, 4/16/2008	724,749
134,000	Israel Government AID Bonds
	5.50%, 9/18/2023	139,384
	Total U.S. Government Agencies
	(Cost $973,816)	965,596

	U.S. Treasury Bonds, Notes & T-Bills - 31.3%
127,109	United States Treasury Inflation Indexed Bonds
	2.38%, 4/15/2011	126,602
124,928	United States Treasury Inflation Indexed Bonds
	2.50%, 7/15/2016	125,874
980,000	United States Treasury Note/Bond
	4.88%, 10/31/2008	980,460
615,000	United States Treasury Note/Bond
	4.75%, 12/31/2008	614,279
1,590,000	United States Treasury Note/Bond
	4.50%, 11/30/2011	1,575,839
2,170,000	United States Treasury Note/Bond
	4.88%, 8/15/2016	2,195,938
1,695,000	United States Treasury Note/Bond
	5.25%, 2/15/2029	1,777,631
35,000	United States Treasury Note/Bond
	4.50%, 2/15/2036	33,283
	Total U.S. Treasury Bonds, Notes & T-Bills
	(Cost $7,504,818)	7,429,906

	Repurchase Agreements - 5.4%
1,275,000	Agreement with UMB Bank, N.A., 4.98%, dated 12/29/2006, to
	be repurchased at $1,275,706 on 1/2/2007, collateralized
	by two U.S. Government Agency Obligations maturing 1/15/2008 &
	4/10/2008, with an aggregate market value of $1,300,792.	1,275,000
	Total Repurchase Agreements
	(Cost $1,275,000)	1,275,000

Columbus Core Fund

Schedule of Investments - As of December 31, 2006

(Unaudited)

Principal
Amount	Value

	Short-term Investment - 0.0%
$587	UMB Bank Money Market Fiduciary	$587
	Total Short-term Investment
	(Cost $587)	587

	Total Investments - 118.7%
	(Cost $28,390,142)	28,206,058
	Liabilities less Other Assets - (18.7) %	(4,436,825)
	Net Assets - 100.0%	$23,769,233

(a) When-issued security.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of securities amounted to $1,165,668 (4.9% of net assets) as of 12/31/2006. These securities have been determined to be illiquid under guidelines established by the Board of Directors.

(c) Variable Rate Securities.

(d) Security marked as segregated to cover when-issued security.

See Notes to Schedule of Investments.

Columbus Core Plus Fund

Schedule of Investments - As of December 31, 2006

(Unaudited)

Principal
Amount	Value

	Asset Backed Securities - 11.2%
$390,000	AmeriCredit Automobile Receivables Trust (d)
	5.61%, 3/8/2010	$390,576
675,000	Bank One Issuance Trust (c) (d)
	5.39%, 2/16/2010	675,204
1,160,000	Capital One Auto Finance Trust (d)
	5.53%, 5/15/2009	1,160,949
590,000	Carmax Auto Owner Trust (d)
	5.29%, 6/15/2009	589,999
570,000	Caterpillar Financial Asset Trust (d)
	5.59%, 2/25/2009	570,644
1,530,000	Chase Credit Card Master Trust (c) (d)
	5.39%, 9/15/2009	1,530,323
640,000	Chase Issuance Trust (c) (d)
	5.37%, 7/15/2010	640,248
883,020	CIT Equipment Collateral (d)
	4.12%, 8/20/2008	878,152
1,385,000	Citibank Credit Card Issuance Trust (c) (d)
	5.42%, 10/15/2009	1,385,745
408,059	CNH Equipment Trust (d)
	5.39%, 10/5/2007	408,117
740,000	Ford Credit Auto Owner Trust (d)
	5.42%, 7/15/2009	740,447
1,160,000	GS Auto Loan Trust (d)
	5.47%, 2/15/2009	1,160,957
275,000	Hertz Vehicle Financing LLC - 144A (b)
	5.08%, 11/25/2011 (Acquired Multiple Dates, Cost $275,004)	273,258
379	Mego Mortgage Home Loan Trust
	7.28%, 8/25/2017	378
251,327	Mid-State Trust
	4.86%, 7/15/2038	241,749
440,000	Nissan Auto Receivables Owner Trust (d)
	5.52%, 1/15/2009	440,659
695,000	SLM Student Loan Trust (c) (d)
	5.34%, 4/25/2012	694,740
213,926	SLM Student Loan Trust (c) (d)
	5.40%, 1/27/2014	213,921
1,465,000	Target Credit Card Master Trust (c) (d)
	5.49%, 6/27/2011	1,466,043
138,874	USAA Auto Owner Trust (d)
	5.03%, 11/17/2007	138,768
329,189	USAA Auto Owner Trust (d)
	5.34%, 12/13/2007	329,164
1,260,000	USAA Auto Owner Trust (d)
	5.47%, 4/15/2009	1,261,390
195,017	Volkswagen Auto Lease Trust (d)
	5.52%, 8/20/2007	195,101
	Total Asset Backed Securities
	(Cost $15,377,917)	15,386,532

Columbus Core Plus Fund

Schedule of Investments - As of December 31, 2006

(Unaudited)

Principal
Amount	Value

	Collateralized Mortgage Obligations - 21.5%
$865,000	Banc of America Commercial Mortgage, Inc.
	4.05%, 11/10/2038	$829,692
1,260,000	Banc of America Commercial Mortgage, Inc.
	5.00%, 10/10/2045	1,249,836
440,000	Banc of America Commercial Mortgage, Inc.
	5.17%, 9/10/2047	439,230
85,129	Capco America Securitization Corp. (d)
	5.86%, 10/15/2030	85,048
1,176,249	Commercial Mortgage Pass Through Certificates
	3.25%, 6/10/2038	1,113,722
206,709	CS First Boston Mortgage Securities Corp.
	5.00%, 9/25/2015	204,656
59,862	CS First Boston Mortgage Securities Corp. (d)
	7.00%, 2/25/2033	59,861
450,981	CS First Boston Mortgage Securities Corp. (d)
	2.08%, 5/15/2038	439,373
372,284	Fannie Mae Grantor Trust
	7.00%, 11/25/2043	383,646
195,080	Fannie Mae REMICS (d)
	3.50%, 4/25/2011	193,617
218,514	Fannie Mae REMICS (d)
	3.50%, 4/25/2011	216,864
181,918	Fannie Mae REMICS (d)
	5.00%, 11/25/2012	181,160
1,457,311	Fannie Mae REMICS
	4.00%, 8/25/2018	1,403,207
1,276,760	Fannie Mae REMICS
	4.25%, 4/25/2019	1,232,110
254,898	Fannie Mae REMICS (d)
	3.50%, 10/25/2021	251,908
10,000	Fannie Mae REMICS
	5.50%, 1/25/2024	9,987
1,566,820	Fannie Mae REMICS
	4.50%, 8/25/2026	1,546,407
468,496	Fannie Mae REMICS (c) (d)
	5.05%, 11/25/2028	469,121
693,963	Fannie Mae REMICS
	4.50%, 3/25/2033	669,892
56,602	Fannie Mae REMICS
	5.00%, 3/25/2034	55,706
253,695	Fannie Mae Whole Loan (d)
	5.50%, 11/25/2033	252,196
390,000	Fannie Mae-Aces (d)
	6.74%, 8/25/2007	391,420
404,012	Fannie Mae-Aces
	6.25%, 1/25/2008	404,787
2,111,411	Freddie Mac Reference REMIC
	4.34%, 4/15/2015	2,058,855

Columbus Core Plus Fund

Schedule of Investments - As of December 31, 2006

(Unaudited)

Principal
Amount	Value

$351,538	Freddie Mac REMICS (d)
	5.00%, 6/15/2015	$349,721
88,079	Freddie Mac REMICS
	4.50%, 3/15/2016	87,285
568,954	Freddie Mac REMICS
	4.00%, 8/15/2017	548,081
36,735	Freddie Mac REMICS (d)
	4.00%, 1/15/2018	36,658
156,598	Freddie Mac REMICS (d)
	4.50%, 2/15/2020	155,826
205,916	Freddie Mac REMICS
	5.50%, 12/15/2020	205,551
332,342	Freddie Mac REMICS (d)
	3.50%, 11/15/2022	326,498
199,015	Freddie Mac REMICS (d)
	3.50%, 1/15/2023	196,927
73,927	Freddie Mac REMICS (d)
	4.50%, 5/15/2026	73,595
285,885	Freddie Mac REMICS
	5.50%, 5/15/2026	286,194
338,638	Freddie Mac REMICS
	4.50%, 11/15/2028	330,787
211,407	Freddie Mac REMICS
	4.50%, 9/15/2029	205,543
425,000	Freddie Mac REMICS
	5.00%, 12/15/2031	411,080
903,093	Freddie Mac REMICS
	4.50%, 2/15/2033	873,706
669,676	Freddie Mac REMICS
	4.50%, 8/15/2033	647,332
595,000	Freddie Mac REMICS
	5.00%, 9/15/2033	584,633
1,305,000	Freddie Mac REMICS
	5.00%, 6/15/2034	1,271,762
700,000	Freddie Mac REMICS
	4.50%, 3/15/2035	673,449
370,072	Freddie Mac REMICS
	5.00%, 2/15/2036	310,593
892,663	GMAC Commercial Mortgage Securities, Inc.
	3.34%, 5/10/2036	847,467
485,604	Government National Mortgage Association
	5.00%, 3/20/2035	441,111
800,000	Greenwich Capital Commercial Funding Corp.
	5.12%, 4/10/2037	797,155
275,000	LB-UBS Commercial Mortgage Trust
	4.89%, 9/15/2030	272,349
1,220,000	LB-UBS Commercial Mortgage Trust
	5.10%, 11/15/2030	1,215,490
229,302	MASTR Alternative Loans Trust
	4.50%, 7/25/2014	224,853

Columbus Core Plus Fund

Schedule of Investments - As of December 31, 2006

(Unaudited)

Principal
Amount	Value

$200,402	MASTR Asset Securitization Trust
	4.75%, 1/25/2014	$197,429
47,726	MASTR Asset Securitization Trust (d)
	4.00%, 12/25/2033	47,479
313,738	Merrill Lynch Mortgage Trust (d)
	4.93%, 7/12/2034	312,369
456,705	Merrill Lynch/Countrywide Commercial Mortgage Trust
	4.71%, 7/12/2046	450,106
324,351	Morgan Stanley Capital I
	3.27%, 5/15/2040	311,202
86,676	Nomura Asset Acceptance Corp. (c) (d)
	5.45%, 8/25/2035	86,697
739,032	Wachovia Bank Commercial Mortgage Trust - 144A (b)
	4.24%, 10/15/2035 (Acquired 9/26/2006, Cost $721,336)	718,786
542,212	Wachovia Bank Commercial Mortgage Trust
	2.99%, 6/15/2035	508,524
1,208,903	Wells Fargo Mortgage Backed Securities Trust
	5.50%, 3/25/2036	1,204,948
	Total Collateralized Mortgage Obligations
	(Cost $29,326,947)	29,353,487

	Corporate Bonds - 13.4%
112,000	Abitibi-Consolidated, Inc.
	8.50%, 8/1/2029	90,720
116,548	AES Eastern Energy LP
	9.00%, 1/2/2017	130,533
170,000	Albertson's Inc.
	8.00%, 5/1/2031	172,441
39,325	Alliance Pipeline US - 144A (b)
	4.59%, 12/31/2025 (Acquired Multiple Dates, Cost $36,374)	36,787
324,710	American Ref-Fuel Co. LLC - 144A (b)
	6.26%, 12/31/2015 (Acquired Multiple Dates, Cost $322,562)	319,550
290,000	Anadarko Petroleum Corp.
	5.95%, 9/15/2016	290,607
290,000	Anadarko Petroleum Corp.
	6.45%, 9/15/2036	293,044
145,000	Appalachian Power Co.
	4.40%, 6/1/2010	140,083
165,000	Appalachian Power Co.
	5.55%, 4/1/2011	165,206
355,000	AT&T Corp.
	7.30%, 11/15/2011	384,350
285,278	Borger Energy Associates LP / Borger Funding Corp. - 144A (b)
	7.26%, 12/31/2022 (Acquired Multiple Dates, Cost $275,329)	277,877
177,116	Burlington Northern Sante Fe Corp.
	4.83%, 1/15/2023	168,379
225,000	CenterPoint Energy Inc.
	7.25%, 9/1/2010	237,066
970,000	Commonwealth Edison Co.
	5.95%, 8/15/2016	980,676

Columbus Core Plus Fund

Schedule of Investments - As of December 31, 2006

(Unaudited)

Principal
Amount	Value

$133,000	Consumers Energy Co.
	4.40%, 8/15/2009	$129,571
455,000	COX Communications, Inc.
	4.63%, 6/1/2013	428,129
330,000	CPG Partners LP
	3.50%, 3/15/2009	317,549
126,000	Credit Suisse/London - 144A (b) (c)
	7.90%, 5/29/2049 (Acquired Multiple Dates, Cost $130,201)	127,011
470,000	DaimlerChrysler NA Holdings Corp.
	5.88%, 3/15/2011	471,770
305,000	Deutsche Telekom International Finance BV
	8.25%, 6/15/2030	374,949
365,000	Duke Energy Ohio, Inc.
	5.70%, 9/15/2012	368,423
436,407	Edison Mission Energy Funding - 144A (b)
	7.33%, 9/15/2008 (Acquired Multiple Dates, Cost $442,850)	438,044
334,000	Entergy Gulf States, Inc.
	4.88%, 11/1/2011	321,186
124,000	Entergy Louisiana LLC
	5.50%, 4/1/2019	118,093
350,000	European Investment Bank
	4.88%, 2/15/2036	330,262
335,000	Florida Power Corp.
	4.50%, 6/1/2010	325,679
145,000	Ford Motor Co. (c)
	8.36%, 12/15/2013	145,000
345,000	Ford Motor Co.
	7.45%, 7/16/2031	270,825
895,000	Ford Motor Credit Co.
	5.70%, 1/15/2010	857,949
600,000	General Motors Corp. (c)
	7.74%, 11/29/2013	600,000
255,000	Georgia Gulf Corp. - 144A (b)
	9.50%, 10/15/2014 (Acquired Multiple Dates, Cost $253,921)	248,625
270,000	Gulfstream Natural Gas System LLC - 144A (b)
	5.56%, 11/1/2015 (Acquired Multiple Dates, Cost $267,780)	266,318
205,000	HCA, Inc. (c)
	8.12%, 11/17/2013	207,563
301,500	Homer City Funding LLC
	8.14%, 10/1/2019	328,635
220,000	ICI Wilmington, Inc.
	4.38%, 12/1/2008	215,861
100,000	Indianapolis Power & Light Co. - 144A (b)
	6.30%, 7/1/2013 (Acquired 10/17/2006, Cost $103,568)	102,682
210,000	Indianapolis Power & Light Co. - 144A (b)
	6.05%, 10/1/2036 (Acquired 10/02/2006, Cost $208,652)	208,971
150,000	International Lease Finance Corp.
	5.75%, 6/15/2011	152,679
235,000	Jackson National Life Global Funding - 144A (b)
	5.13%, 2/10/2011 (Acquired 2/3/2006, Cost $234,805)	233,164

Columbus Core Plus Fund

Schedule of Investments - As of December 31, 2006

(Unaudited)

Principal
Amount	Value

$256,200	Kern River - 144A (b)
	4.89%, 4/30/2018 (Acquired Multiple Dates, Cost $247,568)	$248,719
345,000	Kinder Morgan, Inc.
	6.50%, 9/1/2012	346,635
259,797	Kiowa Power Partners LLC - 144A (b)
	4.81%, 12/30/2013 (Acquired Multiple Dates, Cost $256,569)	250,406
120,000	Lyondell Chemical Co.
	8.25%, 9/15/2016	126,000
153,722	Midwest Generation LLC
	8.30%, 7/2/2009	158,141
37,566	Midwest Generation LLC
	8.56%, 1/2/2016	41,417
387,000	New York Life Global Funding - 144A (b)
	3.88%, 1/15/2009 (Acquired Multiple Dates, Cost $383,738)	376,595
120,000	Pacific Life GF - 144A (b)
	3.75%, 1/15/2009 (Acquired Multiple Dates, Cost $119,062)	116,738
51,700	Pemex Finance Ltd.
	9.69%, 8/15/2009	55,860
230,000	Pricoa Global Funding - 144A (b) (c) (d)
	5.43%, 3/3/2009 (Acquired 3/1/2006, Cost $230,000)	230,215
155,000	Protective Life Secured Trusts
	4.00%, 10/7/2009	149,988
502,000	Public Service Co. of Colorado
	4.38%, 10/1/2008	493,906
150,000	Public Service Electric & Gas Co. 5.00%, 1/1/2013	146,828
650,000	Residential Capital Corp.
	6.38%, 6/30/2010	657,565
310,000	Sabine Pass LNG LP - 144A (b)
	7.25%, 11/30/2013 (Acquired 11/1/2006, Cost $310,000)	308,063
320,675	Sithe/Independence Funding Corp.
	8.50%, 6/30/2007	322,606
360,000	Southern California Edison Co. (c)
	5.47%, 2/2/2009	360,483
245,000	Southern Star Central Gas Pipeline, Inc. - 144A (b)
	6.00%, 6/1/2016 (Acquired Multiple Dates, Cost $243,146)	246,531
250,000	Supervalu, Inc.
	7.50%, 11/15/2014	260,676
780,000	Telecom Italia Capital SA
	6.20%, 7/18/2011	791,522
162,000	Telefonos de Mexico SA de CV
	4.50%, 11/19/2008	159,078
190,000	Texas Gas Transmission LLC
	4.60%, 6/1/2015	176,062
360,000	Transcontinental Gas Pipe Line Corp.
	6.40%, 4/15/2016	363,600
285,000	Westar Energy, Inc.
	6.00%, 7/1/2014	291,753
383,382	Windsor Financing LLC - 144A (b)
	5.88%, 7/15/2017 (Acquired Multiple Dates, Cost $380,791)	381,963

Columbus Core Plus Fund

Schedule of Investments - As of December 31, 2006

(Unaudited)

Principal
Amount	Value

	Total Corporate Bonds
	(Cost $18,323,588)	$18,337,607

	Mortgage Backed Securities - 26.4%
$2,130,000	Fannie Mae Pool 15 YR TBA (a)
	5.50%, 1/15/2022	2,129,335
2,935,000	Fannie Mae Pool 15 YR TBA (a)
	6.00%, 1/15/2022	2,975,356
2,950,000	Fannie Mae Pool 30 YR TBA (a) 5.50%, 1/1/2036	2,914,969
2,950,000	Fannie Mae Pool 30 YR TBA (a)
	5.00%, 1/1/2037	2,847,670
558,049	Fannie Mae Pool
	4.13%, 1/1/2010	540,196
134,626	Fannie Mae Pool
	4.50%, 2/1/2013	131,973
697,526	Fannie Mae Pool
	4.50%, 6/1/2013	683,413
167,302	Fannie Mae Pool
	5.00%, 6/1/2013	165,883
203,353	Fannie Mae Pool
	5.00%, 6/1/2013	201,624
238,183	Fannie Mae Pool
	4.50%, 7/1/2013	233,331
363,745	Fannie Mae Pool
	3.81%, 8/1/2013	339,225
361,254	Fannie Mae Pool
	4.22%, 8/1/2013	343,608
103,761	Fannie Mae Pool
	5.00%, 8/1/2013	102,880
527,974	Fannie Mae Pool
	4.00%, 9/1/2013	510,620
185,290	Fannie Mae Pool
	4.50%, 10/1/2014	181,128
345,731	Fannie Mae Pool
	4.66%, 2/1/2015	334,485
750,965	Fannie Mae Pool
	5.00%, 2/1/2015	744,048
412,243	Fannie Mae Pool
	5.00%, 4/1/2016	408,445
443,476	Fannie Mae Pool
	5.50%, 4/1/2016	444,795
1,954,983	Fannie Mae Pool
	5.00%, 12/1/2017	1,921,475
188,208	Fannie Mae Pool
	4.50%, 6/1/2018	181,534
884,422	Fannie Mae Pool
	4.50%, 9/1/2018	855,281
599,147	Fannie Mae Pool
	4.50%, 6/1/2019	577,902

Columbus Core Plus Fund

Schedule of Investments - As of December 31, 2006

(Unaudited)

Principal
Amount	Value

$9,482	Fannie Mae Pool
	6.50%, 6/1/2028	$9,733
7,945	Fannie Mae Pool
	6.50%, 11/1/2028	8,154
3,544	Fannie Mae Pool
	6.50%, 11/1/2028	3,638
565	Fannie Mae Pool
	6.50%, 11/1/2028	580
10,308	Fannie Mae Pool
	6.50%, 11/1/2028	10,581
4,271	Fannie Mae Pool
	6.50%, 3/1/2029	4,381
341,365	Fannie Mae Pool
	7.00%, 9/1/2032	350,362
399,707	Fannie Mae Pool
	7.00%, 11/1/2036	410,283
555,911	Fannie Mae Pool
	7.00%, 11/1/2036	570,619
981,825	Fannie Mae Pool
	7.00%, 12/1/2036	1,007,802
7,330,000	Freddie Mac Gold Pool 30 YR TBA (a)
	5.00%, 1/15/2037	7,071,163
2,965,000	Freddie Mac Gold Pool 30 YR TBA (a)
	6.50%, 1/15/2037	3,019,669
33,899	Freddie Mac Gold Pool
	5.00%, 11/1/2009	33,732
495,576	Freddie Mac Gold Pool
	4.00%, 5/1/2014	478,837
804,528	Freddie Mac Gold Pool
	5.00%, 10/1/2014	798,608
505,113	Freddie Mac Gold Pool
	5.00%, 3/1/2015	501,398
783,914	Freddie Mac Gold Pool
	5.00%, 7/1/2015	777,979
168,876	Freddie Mac Gold Pool
	5.00%, 7/1/2015	167,215
516,243	Freddie Mac Gold Pool
	5.00%, 4/1/2016	510,003
369,479	Freddie Mac Gold Pool
	4.00%, 5/1/2019	348,160
261,418	Freddie Mac Gold Pool
	6.50%, 5/1/2035	266,815
491	Ginnie Mae
	8.25%, 7/15/2007	493
1,767	Ginnie Mae
	9.50%, 10/15/2009	1,833
	Total Mortgage Backed Securities
	(Cost $36,347,244)	36,121,214

Columbus Core Plus Fund

Schedule of Investments - As of December 31, 2006

(Unaudited)

Principal
Amount	Value

	Foreign Government Bonds - 0.5%
$700,000	Province of Quebec Canada
	5.00%, 3/1/2016	$690,456
	Total Foreign Government Bonds
	(Cost $693,397)	690,456

	U.S. Government Agencies - 4.0%
560,000	Egypt Government AID Bonds
	4.45%, 9/15/2015	541,134
4,185,000	Federal Home Loan Bank System
	5.13%, 4/16/2008	4,183,551
666,000	Israel Government AID Bonds
	5.50%, 9/18/2023	692,759
	Total U.S. Government Agencies
	(Cost $5,448,152)	5,417,444

	U.S. Treasury Bonds, Notes & T-Bills - 33.9%
716,893	United States Treasury Inflation Indexed Bonds
	2.34%, 4/15/2011	714,037
704,591	United States Treasury Inflation Indexed Bonds
	2.50%, 7/15/2016	709,930
5,655,000	United States Treasury Note/Bond
	4.88%, 10/31/2008	5,657,652
2,375,000	United States Treasury Note/Bond
	3.38%, 12/15/2008	2,312,193
3,525,000	United States Treasury Note/Bond
	4.75%, 12/31/2008	3,520,869
9,585,000	United States Treasury Note/Bond
	4.50%, 11/30/2011	9,499,636
1,050,000	United States Treasury Note/Bond
	4.25%, 8/15/2015	1,016,039
12,440,000	United States Treasury Note/Bond
	4.88%, 8/15/2016	12,588,696
9,820,000	United States Treasury Note/Bond
	5.25%, 2/15/2029	10,298,726
210,000	United States Treasury Note/Bond
	4.50%, 2/15/2036	199,697
	Total U.S. Treasury Bonds, Notes & T-Bills
	(Cost $46,987,516)	46,517,475

	Repurchase Agreements - 5.7%
7,736,000	Agreement with UMB Bank, N.A., 4.98%, dated 12/29/2006, to
	be repurchased at $7,740,281 on 1/2/2007, collateralized
	by one U.S. Government Agency Obligation maturing 1/15/2008,
	with a market value of $7,891,110.	7,736,000
	Total Repurchase Agreements
	(Cost $7,736,000)	7,736,000

Columbus Core Plus Fund

Schedule of Investments - As of December 31, 2006

(Unaudited)

Principal
Amount	Value

	Short-term Investment - 0.0%
$868	UMB Bank Money Market Fiduciary	$868
	Total Short-term Investment
	(Cost $868)	868

	Total Investments - 116.6%
	(Cost $160,241,629)	159,561,083
	Liabilities less Other Assets - (16.6) %	(22,739,432)
	Net Assets - 100.0%	$136,821,651

(a) When-issued security.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of securities amounted to $5,410,304 (4.0% of net assets) as of 12/31/2006. These securities have been determined to be illiquid under guidelines established by the Board of Directors.

(c) Variable Rate Securities.

(d) Security marked as segregated to cover when-issued security.

See Notes to Schedule of Investments.

Columbus Core Plus Fund

Schedule of Investments - As of December 31, 2006

(Unaudited)

SWAP CONTRACTS		Underlying	Unrealized
	Expiration	Notional	Appreciation/
	Date	Value (USD)	(Depreciation)

Credit default contract with JP Morgan Chase Bank N.A., Fund receives	3/20/2011	550,000	44,966
quarterly payment of 1.2875% (5.15% per annum) times the notional amount of $550,000.
Upon a default of Ford Motor Credit Co. 7.00%, 10/01/2013, Fund pays notional amount and takes delivery of respective security.

Credit default contract with JP Morgan Chase Bank N.A., Fund receives	9/20/2011	750,000	(22,913)
quarterly payment of 1.275% (5.1% per annum) times the notional amount of $750,000.
Upon a default of Abitibi-Consolidated, Inc. 8.3875%, 04/01/2015, Fund
pays notional amount and takes delivery of respective security.

Credit default contract with JP Morgan Chase Bank N.A., Fund pays	9/20/2011	750,000	(3,705)
quarterly payment of 0.9375% (3.75% per annum) times the notional amount of $750,000.
Upon a default of Bowater, Inc. 6.5%, 06/15/2013, Fund delivers respective security and receives notional amount.

Credit default contract with JP Morgan Chase Bank N.A., Fund receives	12/20/2011	530,000	31,894
quarterly payment of 1.7125% (6.85% per annum) times the notional amount of $530,000.
Upon a default of Ford Motor Co. 7.45%, 07/16/2031, Fund pays notional amount and takes delivery of respective security.

Credit default contract with JP Morgan Chase Bank N.A., Fund pays	12/20/2011	530,000	(43,637)
quarterly payment of 1.4625% (5.85% per annum) times the notional amount of $530,000.
Upon a default of General Motors Corp. 7.125%, 07/15/2013, Fund delivers respective security and receives notional amount.

Notes to Schedule of Investments

Columbus Funds, Inc.

1.	Organization

Columbus Funds, Inc. (the “Company”), which consists of the Columbus Low Duration Fund (“Low Duration”), Columbus Intermediate Fund (“Intermediate”), Columbus Core Fund (“Core”), Columbus Core Plus Fund (“Core Plus”) and Columbus Corporate Opportunity Fund (Corporate Opportunity”), is a Maryland company incorporated on July 3, 2003. The Company is currently offering shares of the Core and Core Plus Funds (the “Funds”) to investors. The Core and Core Plus Funds commenced operations after the close of business on November 30, 2004. Shares of the Low Duration and Intermediate Funds are not currently being offered. The Company is an open-end diversified series management investment company registered under the Investment Company Act of 1940 (the “1940 Act”).

2.	Federal Income Tax Information

At December 31, 2006, gross unrealized appreciation and depreciation on investments, based on aggregate cost for federal income tax purposes were as follows:

Core	Core Plus

Gross Unrealized Appreciation	$ 42,539	$ 370,618
Gross unrealized depreciation	(246,553)	(1,095,347)

Net Unrealized Appreciation (Depreciation) on investments	$ (204,014)	$ (724,729)

Cost of Securities on a Tax Basis	$ 28,410,072	$ 160,285,812

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains or losses in security transactions.

Item 2. Controls and Procedures

a)

The registrant’s principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant’s last fiscal quarter ended December 31, 2005 that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit	Description of Exhibit
A	Certificate of Principal Executive Officer
B	Certificate of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbus Funds, Inc.

By:	/s/ Mark M. Egan
Mark M. Egan
President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Mark M. Egan
Mark M. Egan
President
February 22, 2007

/s/ David B. McKinney
David B. McKinney
Treasurer
February 22, 2007